FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers - Loans and advances to customers [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	£ 464,239
Exchange and other movements	990
Additions (repayments)	28,072
Recoveries	580
Disposal of businesses	(4,297)
Financial assets that have been written off during the year	(1,576)
Ending Balance	488,008
Allowance for impairment losses			£ (3,150)
Total loans and advances to customers	464,239	£ 464,239	484,858
Previously stated [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance		474,699
Total loans and advances to customers		474,699
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance		(10,460)
Total loans and advances to customers		(10,460)
Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	403,881
Exchange and other movements	958
Additions (repayments)	34,942
Transfers	1,750
Ending Balance	441,531
Allowance for impairment losses			(525)
Total loans and advances to customers	403,881	403,881	441,006
Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	37,245
Exchange and other movements	32
Additions (repayments)	(2,187)
Transfers	(5,725)
Disposal of businesses	(4,020)
Ending Balance	25,345
Allowance for impairment losses			(994)
Total loans and advances to customers	37,245	37,245	24,351
Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	5,140
Additions (repayments)	(2,074)
Transfers	3,975
Recoveries	553
Disposal of businesses	(277)
Financial assets that have been written off during the year	(1,576)
Ending Balance	5,741
Allowance for impairment losses			(1,553)
Total loans and advances to customers	5,140	5,140	4,188
Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Beginning Balance	17,973
Additions (repayments)	(2,609)
Recoveries	27
Ending Balance	15,391
Allowance for impairment losses			(78)
Total loans and advances to customers	17,973	£ 17,973	£ 15,313
Stage 1 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 1	19,524
Stage 1 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 1	(19,501)
Stage 1 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 1	(23)
Stage 2 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 2	(15,743)
Stage 2 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 2	15,996
Stage 2 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 2	(253)
Stage 3 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 3	(2,031)
Stage 3 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 3	(2,220)
Stage 3 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Loans and advances to customers [Line Items]
Transfers to Stage 3	£ 4,251